Nature of Operations and Summary of Significant Accounting Policies (Schedule of Estimated Useful Lives) (Details)	12 Months Ended
Dec. 31, 2015
Machinery and Equipment [Member]
Useful lives	5 years
Buildings and Improvements [Member]
Useful lives	25 years
Computer Equipment and Software [Member]
Useful lives	3 years
Office equipment, furniture and fixtures [Member]
Useful lives	5 years